Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Property, Plant and Equipment [Line Items]
Laboratory equipment	$ 2,507,839
Computers	38,323
Furniture	8,429
Total cost	2,554,591
Less: accumulated depreciation	(2,026,070)
Property and equipment, net	$ 528,521
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Laboratory equipment		$ 2,507,839
Computers		38,323
Furniture		8,429
Total cost		2,554,591
Less: accumulated depreciation		(1,587,889)
Property and equipment, net		$ 966,702